Trading revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Trading revenues
Trading revenues	197	638	357	835	2,172
Interest rate products
Trading revenues
Trading revenues	2,969	1,250	(1,109)	4,219	588
Foreign exchange products
Trading revenues
Trading revenues	(1,337)	(1,014)	519	(2,351)	903
Equity/index-related products
Trading revenues
Trading revenues	(680)	176	571	(504)	489
Credit products
Trading revenues
Trading revenues	(850)	40	316	(810)	(44)
Commodity, emission and energy products
Trading revenues
Trading revenues	(17)	63	148	46	191
Other products
Trading revenues
Trading revenues	112	123	(88)	235	45